Morgan Stanley American Opportunities Fund                Two World Trade Center
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001              New York, New York 10048


Dear Shareholder:

From 1991 to the year 2000, the U.S. stock market experienced one of the longest-running expansions in its history. Then, with the peaking of the markets last year, a significant economic downturn commenced. This slowdown differs from others in that it has been led down by the manufacturing sector rather than by the consumer as in past cycles. Manufacturing, which includes technology, is now experiencing greater weakness than in the recession of 1990. Beginning in 2001, the service sector, which accounts for 80 percent of the economy, began to contract. Many economists consider that the United States is now in the midst of a recession.

Thus far in 2001 the manufacturing sector is the one that has experienced the worst deterioration in earnings. Technology earnings have been hardest hit, and as these groups also had high valuations, the stocks in this sector have been among the market's worst performers. Meanwhile, basic commodity and old-economy, capital-goods stocks have outperformed the market averages. While the earnings of these companies have also declined, their stocks had languished for so many years that they had become quite undervalued. Outperformance by this sector at this stage of the economic cycle is unusual.

Consumer spending has held up much better than historically at this point in the economic cycle. While unemployment has gone up, it remains at historically low levels. The resiliency in these areas has been a strong positive factor for consumer cyclicals, financials and real estate stocks. Typically, these stocks perform poorly going into an economic downturn. The factors that will be critical in determining the timing of the economic recovery are trends in unemployment and the continued willingness of the consumer to spend.

Performance and Portfolio Strategy

For the six-month period ended June 30, 2001, Morgan Stanley American Opportunities Fund's Class B shares produced a total return of -21.10 percent compared to -6.69 percent for the Standard & Poor's 500 Stock Index (S&P 500)(1) and -12.48 percent for the Nasdaq composite. For the same period, the Fund's Class A, C and D shares returned -20.76 percent, -21.11 percent and -20.70 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Given our outlook for an economic slowdown, the Fund's managers positioned it away from economically sensitive groups that they believed would more likely experience a deceleration in earnings

--------------
(1) The Standard & Poor's 500 Stock Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

Morgan Stanley American Opportunities Fund
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001 continued


and toward industries with, in our opinion, more stable earnings growth. Historically, in the managers' experience, this has been the strategy that has worked at this stage of the economy. This time around, however, while our economic outlook was correct and economically sensitive groups did have the worst earnings growth, sector leadership did not reflect this scenario. Instead, relative valuations played the more significant role. Because many cyclicals, including basic commodities, capital goods and consumer cyclicals, had underperformed for so long, their valuations became deeply undervalued and, apparently, too compelling for investors to resist. These factors contributed to the Fund's underperformance relative to its benchmark index.

Another reason for the divergence in sector performance from the historical pattern is that the order of this economic cycle was reversed. Typically, it is the consumer who leads the economy down, pulling capital goods and basic materials down with it. This time, commodity industries peaked in 1998, two years ahead of the rest of the economy. Next, the prospects for capital goods companies, particularly technology firms, began to plummet in 2000. This in turn began to slow consumer spending late in 2000. Unusually, while consumer spending on big-ticket items has slowed, it has held together impressively. This is particularly true relative to past recessions. Behind this is the fact that corporations have been slower to lay off employees, given that demographics have limited the availability of labor. In our view, the key to whether consumer spending will finally break, and take real estate with it, will be the direction of unemployment. If unemployment soars, the last economic support will fall.

Looking Ahead

There is growing evidence that the U.S. economy is stabilizing and could begin to recover at the end of the year. Europe and the rest of the world are likely to follow suit, probably within two quarters. However, it appears that the recovery could be subpar, as consumer-spending growth has stayed above historic trendline levels, suggesting that this area, which accounts for two-thirds of the economy, will experience only an anemic recovery. The free fall in technology earnings should begin to abate as earnings comparisons become much more easily made in December and inventory levels more normalized by year-end. However, the technology sector, which accounted for one-third of the growth in the economy in the latter part of the 1990s, is also likely to stage a slow comeback, in our opinion, as excess capacity will prove overhang for at least another year. Nevertheless, consumer and technology stocks could rally in anticipation of a normal recovery in these two sectors.

Basic infrastructure, an area that has been underinvested in during the last 10 years, and all its suppliers, may emerge as one of the leading growth sectors as the economy bottoms. Capital spending in the United States has been dominated by technology over the last ten years. As a result, basic investments in energy exploration, utility production facilities and transportation structures have been neglected. Additionally, commodity companies around the world have shown much more financial and capital discipline this time around. Insufficient rain in many of the significant commodity and agriculture

Morgan Stanley American Opportunities Fund
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001 continued


production areas of the world may also reduce the supply and availability of basic materials needed for the infrastructure build-out that has begun as well as global grain inventories. We anticipate that the Fund will increasingly be positioned toward this new area of anticipated growth potential for the economy.

We appreciate your continuing support of Morgan Stanley American Opportunities Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                /s/ Mitchell M. Merin
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley American Opportunities Fund
FUND PERFORMANCE o JUNE 30, 2001


                          Average Annual Total Returns


                           Class A Shares*
---------------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------------
1 Year                          (25.11)%(1)         (29.04)%(2)
Since Inception (7/28/97)        10.80 %(1)           9.29 %(2)


                           Class B Shares**
---------------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------
1 Year                          (25.62)%(1)         (28.80)%(2)
5 Years                          13.14 %(1)          12.91 %(2)
10 Years                         15.57 %(1)          15.57 %(2)


                           Class C Shares+
---------------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------------
1 Year                          (25.71)%(1)         (26.34)%(2)
Since Inception (7/28/97)         9.95 %(1)           9.95 %(2)


                           Class D Shares++
---------------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------------
1 Year                          (24.97)%(1)
Since Inception (7/28/97)        11.05 %(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley American Opportunities Fund
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED)


NUMBER OF
 SHARES                                               VALUE
----------------------------------------------------------------
              Common Stocks (87.6%)
              Advertising/Marketing Services (0.6%)
  699,200     Omnicom Group, Inc. .............   $   60,131,200
                                                  --------------
              Aerospace & Defense (1.3%)
  831,790     General Dynamics Corp. ..........       64,721,580
1,250,000     Lockheed Martin Corp. ...........       46,312,500
                                                  --------------
                                                     111,034,080
                                                  --------------
              Aluminum (1.5%)
1,050,000     Alcan Aluminium, Ltd. (Canada) ..       44,121,000
2,143,650     Alcoa, Inc. .....................       84,459,810
                                                  --------------
                                                     128,580,810
                                                  --------------
              Apparel/Footwear Retail (1.4%)
1,092,300     Abercrombie & Fitch Co.
                (Class A)* ....................       48,607,350
   99,300     AnnTaylor Stores Corp.* .........        3,554,940
2,228,700     Gap, Inc. (The) .................       64,632,300
  315,300     Industria de Diseno Textil, S.A.
                (Spain)* ......................        5,050,706
                                                  --------------
                                                     121,845,296
                                                  --------------
              Beverages: Alcoholic (1.0%)
2,034,540     Anheuser-Busch Companies, Inc. ..       83,823,048
                                                  --------------
              Beverages: Non-Alcoholic (0.7%)
1,311,300     PepsiCo, Inc. ...................       57,959,460
                                                  --------------
              Biotechnology (4.7%)
  966,100     Abgenix, Inc.* ..................       43,474,500
1,394,100     Amgen Inc.* .....................       84,593,988
  287,100     Enzon, Inc.* ....................       17,943,750
  512,920     Genentech, Inc.* ................       28,261,892
1,063,800     Genzyme Corp. (General Division)*       64,891,800
  913,400     Gilead Sciences, Inc.* ..........       53,150,746
  355,000     Human Genome Sciences, Inc.* ....       21,388,750
1,389,410     IDEC Pharmaceuticals Corp.*......       94,049,163
   20,400     MedImmune, Inc.* ................          962,880
                                                  --------------
                                                     408,717,469
                                                  --------------
              Broadcasting (1.7%)
1,525,700     Clear Channel
                Communications, Inc.* .........   $   95,661,390
  839,300     Univision Communications, Inc.
                (Class A)* ....................       35,905,254
  588,100     USA Networks, Inc.* .............       16,578,539
                                                  --------------
                                                     148,145,183
                                                  --------------
              Cable/Satellite TV (2.1%)
1,160,000     Charter Communications, Inc.
                (Class A)* ....................       27,086,000
3,035,000     Comcast Corp. (Class A Special)*.      131,719,000
  433,830     Cox Communications, Inc.
                (Class A)* ....................       19,218,669
                                                  --------------
                                                     178,023,669
                                                  --------------
              Computer Communications (1.3%)
  731,900     Brocade Communications
                Systems, Inc.* ................       32,196,281
4,568,900     Cisco Systems, Inc.* ............       83,153,980
                                                  --------------
                                                     115,350,261
                                                  --------------
              Computer Peripherals (0.5%)
  683,700     QLogic Corp.* ...................       44,064,465
                                                  --------------
              Computer Processing Hardware (2.5%)
1,398,800     International Business Machines
                Corp. .........................      158,064,400
3,518,800     Sun Microsystems, Inc.* .........       55,315,536
                                                  --------------
                                                     213,379,936
                                                  --------------
              Contract Drilling (0.8%)
  680,000     ENSCO International Inc. ........       15,912,000
1,052,840     Nabors Industries, Inc.* ........       39,165,648
  614,300     Rowan Companies, Inc.* ..........       13,576,030
                                                  --------------
                                                      68,653,678
                                                  --------------
              Data Processing Services (0.8%)
1,013,900     First Data Corp. ................       65,143,075
                                                  --------------
              Discount Stores (1.2%)
1,805,000     Kmart Corp.* ....................       20,703,350
  497,000     Target Corp. ....................       17,196,200
1,394,100     Wal-Mart Stores, Inc. ...........       68,032,080
                                                  --------------
                                                     105,931,630
                                                  --------------

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) continued


NUMBER OF
 SHARES                                                   VALUE
-------------------------------------------------------------------
              Electric Utilities (1.7%)
  907,000     Constellation Energy Group, Inc. ...   $   38,638,200
  425,200     Dominion Resources, Inc. ...........       25,567,276
  638,840     Duke Energy Corp. ..................       24,921,148
  956,250     Exelon Corp. .......................       61,314,750
                                                     --------------
                                                        150,441,374
                                                     --------------
              Electronic Production Equipment (2.7%)
1,627,900     Applied Materials, Inc.* ...........       79,929,890
1,311,550     KLA-Tencor Corp.* ..................       76,686,328
1,322,790     Novellus Systems, Inc.* ............       75,121,244
                                                     --------------
                                                        231,737,462
                                                     --------------
              Electronics/Appliance Stores (0.6%)
  753,000     Best Buy Co., Inc.* ................       47,830,560
                                                     --------------
              Electronics/Appliances (0.4%)
  571,000     Sony Corp. .........................       37,526,649
                                                     --------------
              Engineering & Construction (0.1%)
  124,600     Fluor Corp. ........................        5,625,690
                                                     --------------
              Environmental Services (0.6%)
1,695,600     Waste Management, Inc. .............       52,258,392
                                                     --------------
              Finance/Rental/Leasing (4.9%)
1,920,470     Fannie Mae .........................      163,528,021
2,413,160     Freddie Mac ........................      168,921,200
  641,100     Household International, Inc. ......       42,761,370
  309,000     MBNA Corp. .........................       10,181,550
  551,500     USA Education Inc. .................       40,259,500
                                                     --------------
                                                        425,651,641
                                                     --------------
              Financial Conglomerates (1.4%)
2,355,407     Citigroup, Inc. ....................      124,459,706
                                                     --------------
              Financial Publishing/Services (0.2%)
  700,000     SunGard Data Systems Inc.*..........       21,007,000
                                                     --------------
              Food: Major Diversified (0.3%)
  498,000     Unilever N.V. (Netherlands) ........       29,962,588
                                                     --------------
              Food: Specialty/Candy (0.2%)
  231,700     Hershey Foods Corp. ................       14,298,207
                                                     --------------
              Gas Distributors (0.2%)
  340,000     Kinder Morgan, Inc. ................       17,085,000
                                                     --------------
              Home Improvement Chains (1.5%)
1,122,000     Home Depot, Inc. (The) .............   $   52,229,100
1,041,900     Lowe's Companies, Inc. .............       75,589,845
                                                     --------------
                                                        127,818,945
                                                     --------------
              Hospital/Nursing Management (2.1%)
1,982,900     HCA-The Healthcare Corp. ...........       89,607,251
1,709,900     Tenet Healthcare Corp.* ............       88,213,741
                                                     --------------
                                                        177,820,992
                                                     --------------
              Household/Personal Care (0.1%)
  180,000     Procter & Gamble Co. (The) .........       11,484,000
                                                     --------------
              Industrial Conglomerates (1.9%)
2,191,800     General Electric Co. ...............      106,850,250
  790,600     Tyco International Ltd. (Bermuda) ..       43,087,700
  230,100     United Technologies Corp. ..........       16,857,126
                                                     --------------
                                                        166,795,076
                                                     --------------
              Information Technology Services (1.4%)
  357,000     Electronic Data Systems Corp. ......       22,312,500
1,945,440     PeopleSoft, Inc.* ..................       95,774,011
                                                     --------------
                                                        118,086,511
                                                     --------------
              Insurance Brokers/Services (0.2%)
  167,300     Marsh & McLennan Companies, Inc. ...       16,897,300
                                                     --------------
              Internet Software/Services (1.4%)
   84,000     RealNetworks, Inc.* ................          987,000
1,696,800     Siebel Systems, Inc.* ..............       79,579,920
  729,700     VeriSign, Inc.* ....................       43,789,297
                                                     --------------
                                                        124,356,217
                                                     --------------
              Investment Banks/Brokers (1.0%)
1,134,820     Lehman Brothers Holdings, Inc. .....       88,232,255
                                                     --------------
              Life/Health Insurance (0.4%)
1,200,760     AFLAC, Inc. ........................       37,811,932
                                                     --------------
              Major Banks (2.3%)
1,504,500     Bank of America Corp. ..............       90,315,135
1,224,200     Bank of New York Co., Inc. .........       58,761,600

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) continued


NUMBER OF
  SHARES                                               VALUE
-----------------------------------------------------------------
  450,200     Bank One Corp. ...................   $   16,117,160
  450,500     PNC Financial Services Group, Inc.       29,638,395
                                                   --------------
                                                      194,832,290
                                                   --------------
              Major Telecommunications (0.8%)
1,302,600     Verizon Communications Inc........       69,689,100
                                                   --------------
              Media Conglomerates (3.1%)
3,951,200     AOL Time Warner Inc.* ............      209,413,600
1,508,900     Disney (Walt) Co. (The) ..........       43,592,121
  322,900     Viacom, Inc. (Class B)
                (Non-Voting)* ..................       16,710,075
                                                   --------------
                                                      269,715,796
                                                   --------------
              Medical Distributors (1.3%)
  385,800     AmeriSource Health Corp.
                (Class A)* .....................       21,334,740
1,072,200     Cardinal Health, Inc. ............       73,981,800
  357,900     McKesson HBOC, Inc. ..............       13,285,248
                                                   --------------
                                                      108,601,788
                                                   --------------
              Medical Specialties (1.7%)
2,966,920     Baxter International, Inc. .......      145,379,080
                                                   --------------
              Motor Vehicles (0.5%)
  612,000     General Motors Corp. .............       39,382,200
                                                   --------------
              Multi-Line Insurance (0.7%)
  553,200     American International Group, Inc.       47,575,200
  218,900     Loews Corp. ......................       14,103,727
                                                   --------------
                                                       61,678,927
                                                   --------------
              Oilfield Services/Equipment (1.9%)
1,922,100     BJ Services Co.* .................       54,549,198
  862,900     Halliburton Co. ..................       30,719,240
  257,000     Smith International, Inc.* .......       15,394,300
1,301,900     Weatherford International, Inc.* .       62,491,200
                                                   --------------
                                                      163,153,938
                                                   --------------
              Other Consumer Services (1.4%)
1,924,700     Cendant Corp.* ...................       37,531,650
1,241,300     eBay, Inc.* ......................       85,016,637
                                                   --------------
                                                      122,548,287
                                                   --------------
              Other Metals/Minerals (0.0%)
    1,000     BRO-X Minerals Ltd. (Canada)* ....   $          462
                                                   --------------
              Packaged Software (6.9%)
5,153,800     Microsoft Corp.* .................      374,165,880
4,896,000     Oracle Corp.* ....................       93,024,000
  693,300     Rational Software Corp.* .........       19,447,065
  634,300     SAP AG ...........................       87,807,684
  267,600     VERITAS Software Corp.* ..........       17,803,428
                                                   --------------
                                                      592,248,057
                                                   --------------
              Pharmaceuticals: Generic Drugs (0.3%)
  654,400     IVAX Corp.* ......................       25,521,600
                                                   --------------
              Pharmaceuticals: Major (4.6%)
  667,300     Abbott Laboratories ..............       32,037,073
1,891,190     American Home Products Corp. .....      110,521,144
  250,000     AstraZeneca PLC (ADR)
                (United Kingdom) ...............       11,687,500
  397,400     Bristol-Myers Squibb Co. .........       20,784,020
1,137,800     Johnson & Johnson ................       56,890,000
2,995,110     Pfizer, Inc. .....................      119,954,156
  880,000     Pharmacia Corp. ..................       40,436,000
                                                   --------------
                                                      392,309,893
                                                   --------------
              Pharmaceuticals: Other (1.8%)
  554,500     Elan Corp. PLC (ADR) (Ireland)* ..       33,824,500
  733,440     Forest Laboratories, Inc.* .......       52,074,240
  891,300     King Pharmaceuticals, Inc.* ......       47,907,375
  405,000     Teva Pharmaceutical Industries
                Ltd. (ADR) (Israel) ............       25,231,500
                                                   --------------
                                                      159,037,615
                                                   --------------
              Property - Casualty Insurers (3.3%)
  633,000     ACE, Ltd. (Bermuda) ..............       24,743,970
3,095,000     Allstate Corp. (The) .............      136,149,050
  440,000     Progressive Corp. ................       59,483,600
1,185,100     St. Paul Companies, Inc. .........       60,072,719
                                                   --------------
                                                      280,449,339
                                                   --------------
              Railroads (0.3%)
  447,800     Union Pacific Corp. ..............       24,588,698
                                                   --------------

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
              Recreational Products (0.6%)
  879,800     Electronic Arts Inc.* .............   $   50,940,420
                                                    --------------
              Regional Banks (1.4%)
2,052,800     Fifth Third Bancorp ...............      123,270,640
                                                    --------------
              Restaurants (0.4%)
1,193,000     McDonald's Corp. ..................       32,282,580
                                                    --------------
              Semiconductors (3.7%)
1,069,100     Advanced Micro Devices, Inc.* .....       30,875,608
   63,700     Infineon Techologies AG (ADR)
                (Germany) .......................        1,493,765
3,870,760     Intel Corp. .......................      113,219,730
1,135,800     Linear Technology Corp. ...........       50,225,076
2,071,700     Micron Technology, Inc.* ..........       85,146,870
  255,600     STMicroelectronics NV (Netherlands)        8,690,400
1,209,180     Taiwan Semiconductor Manufacturing
                Co. Ltd. (ADR) (Taiwan)* ........       18,367,444
  357,500     Texas Instruments, Inc. ...........       11,261,250
                                                    --------------
                                                       319,280,143
                                                    --------------
              Services to the Health Industry (0.6%)*
  377,200     Laboratory Corp. of America
                Holdings* .......................       29,006,680
  274,300     Quest Diagnostics Inc.* ...........       20,531,355
                                                    --------------
                                                        49,538,035
                                                    --------------
              Specialty Insurance (1.6%)
  725,100     MGIC Investment Corp. .............       52,671,264
  393,300     PMI Group, Inc. (The) .............       28,577,178
  650,000     XL Capital Ltd. (Class A) (Bermuda)       53,365,000
                                                    --------------
                                                       134,613,442
                                                    --------------
              Specialty Stores (0.5%)*
  448,200     Barnes & Noble, Inc.* .............       17,636,670
  265,400     Bed Bath & Beyond Inc.* ...........        7,962,000
  744,800     Toys 'R' Us, Inc.* ................       18,433,800
                                                    --------------
                                                        44,032,470
                                                    --------------
              Steel (0.3%)
  544,700     Nucor Corp. .......................       26,630,383
                                                    --------------
              Telecommunication Equipment (1.3%)
  262,500     Comverse Technology, Inc.* ........   $   15,125,250
1,842,955     Nokia Corp. (ADR) (Finland) .......       40,618,728
  928,700     RF Micro Devices, Inc.* ...........       24,889,160
  530,600     Scientific-Atlanta, Inc. ..........       21,542,360
                                                    --------------
                                                       102,175,498
                                                    --------------
              Tobacco (0.9%)
1,528,900     Philip Morris Companies, Inc.......       77,591,675
                                                    --------------
              Total Common Stocks
              (Cost $7,405,743,214)..............    7,547,463,113
                                                    --------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
                U.S. Government Obligation (3.1%)
$  258,500      U.S. Treasury Bond
                  6.125% due 11/15/27
                  (Cost $267,939,571)............      266,430,780
                                                    --------------
                Short-Term Investments (12.4%)
                U.S. Government Agencies (a) (12.4%)
   200,000      Federal National Mortgage Assoc.
                  3.55% due 07/16/01 ............      199,704,168
   200,000      Federal National Mortgage Assoc.
                  3.78% due 07/09/01 ............      199,832,000
   669,000      Federal National Mortgage Assoc.
                  3.94% due 07/02/01 ............      668,926,781
                                                    --------------
                Total U.S. Government Agencies
                  (Cost $1,068,462,949)..........    1,068,462,949
                                                    --------------
                Repurchase Agreement (0.0%)
       624      The Bank of New York
                  3.875% due 07/02/01 (dated
                  06/29/01; proceeds $624,592)
                  (b) (Cost $624,390)............          624,390
                                                    --------------
                Total Short-Term Investments
                  (Cost $1,069,087,339)..........    1,069,087,339
                                                    --------------

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) continued


                                                     VALUE
--------------------------------------------------------------
Total Investments
(Cost $8,742,770,124) (c)        103.1%         $8,882,981,232
Liabilities in Excess of Other
Assets .......................   ( 3.1)           (266,227,718)
                                 -----          --------------
Net Assets ...................   100.0%         $8,616,753,514
                                 =====          ==============

---------------------------
ADR   American Depository Receipt.
 *    Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $595,326 Federal Home Loan Mortgage Corp. 6.875% due 09/15/10 valued at $636,882.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $478,152,185 and the aggregate gross unrealized depreciation is $337,941,077, resulting in net unrealized appreciation of $140,211,108.


                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2001 (unaudited)


Assets:
Investments in securities, at value
  (cost $8,742,770,124)...........................................    $  8,882,981,232
Receivable for :
    Investments sold .............................................          80,984,428
    Shares of beneficial interest sold ...........................           8,105,277
    Dividends ....................................................           4,334,397
    Interest .....................................................           2,022,300
    Foreign withholding taxes reclaimed ..........................              57,890
Prepaid expenses and other assets ................................             309,970
                                                                      ----------------
    Total Assets .................................................       8,978,795,494
                                                                      ----------------
Liabilities:
Payable for:
  Investments purchased ..........................................         341,515,250
  Shares of beneficial interest repurchased ......................           9,983,796
  Plan of distribution fee .......................................           6,629,407
  Investment management fee ......................................           3,320,657
Accrued expenses and other payables ..............................             592,870
                                                                      ----------------
  Total Liabilities ..............................................         362,041,980
                                                                      ----------------
  Net Assets .....................................................    $  8,616,753,514
                                                                      ================
Composition of Net Assets:
Paid-in-capital ..................................................    $ 10,550,450,284
Net unrealized appreciation ......................................         140,203,863
Accumulated undistributed net investment income ..................           5,041,946
Accumulated net realized loss ....................................      (2,078,942,579)
                                                                      ----------------
  Net Assets .....................................................    $  8,616,753,514
                                                                      ================
Class A Shares:
Net Assets .......................................................        $332,403,689
Shares Outstanding (unlimited authorized, $.01 par value).........          12,620,998
  Net Asset Value Per Share ......................................              $26.34
                                                                                ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................              $27.80
                                                                                ======
Class B Shares:
Net Assets .......................................................      $7,525,617,633
Shares Outstanding (unlimited authorized, $.01 par value).........         294,327,044
  Net Asset Value Per Share ......................................              $25.57
                                                                                ======
Class C Shares:
Net Assets .......................................................        $271,634,908
Shares Outstanding (unlimited authorized, $.01 par value).........          10,740,288
  Net Asset Value Per Share ......................................              $25.29
                                                                                ======
Class D Shares:
Net Assets .......................................................        $487,097,284
Shares Outstanding (unlimited authorized, $.01 par value).........          18,271,715
  Net Asset Value Per Share ......................................              $26.66
                                                                                ======

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2001 (unaudited)


Net Investment Income:
Income
Interest .................................................................................    $    45,840,837
Dividends (net of $176,109 foreign withholding tax).......................................         30,624,825
                                                                                              ---------------
  Total Income ...........................................................................         76,465,662
                                                                                              ---------------
Expenses
Plan of distribution fee (Class A shares) ................................................            261,157
Plan of distribution fee (Class B shares) ................................................         41,429,456
Plan of distribution fee (Class C shares) ................................................          1,457,558
Investment management fee ................................................................         21,490,809
Transfer agent fees and expenses .........................................................          5,789,988
Custodian fees ...........................................................................            366,852
Shareholder reports and notices ..........................................................            323,805
Registration fees ........................................................................             87,453
Professional fees ........................................................................             25,934
Trustees' fees and expenses ..............................................................             15,176
Other ....................................................................................             40,734
                                                                                              ---------------
  Total Expenses .........................................................................         71,288,922
                                                                                              ---------------
  Net Investment Income ..................................................................          5,176,740
                                                                                              ---------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments ............................................................................     (1,699,693,167)
  Futures contracts ......................................................................         57,402,049
  Foreign exchange transactions ..........................................................            (18,021)
                                                                                              ---------------
  Net Loss ...............................................................................     (1,642,309,139)
                                                                                              ---------------
Net change in unrealized appreciation/depreciation on:
  Investments ............................................................................       (767,653,576)
  Futures contracts ......................................................................          3,274,410
  Translation of forward foreign currency contracts, other assets and liabilities
    denominated in foreign currencies ....................................................            (16,231)
                                                                                              ---------------
  Net Depreciation .......................................................................       (764,395,397)
                                                                                              ---------------
  Net Loss ...............................................................................     (2,406,704,536)
                                                                                              ---------------
Net Decrease .............................................................................    $(2,401,527,796)
                                                                                              ===============

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets


                                                                                 FOR THE SIX          FOR THE YEAR
                                                                                 MONTHS ENDED             ENDED
                                                                                JUNE 30, 2001       DECEMBER 31, 2000
                                                                               ---------------      ----------------
                                                                                  (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss) ..............................................    $     5,176,740      $    (9,918,880)
Net realized gain (loss) ..................................................     (1,642,309,139)       1,276,303,099
Net change in unrealized depreciation .....................................       (764,395,397)      (2,564,916,767)
                                                                               ---------------      ---------------
  Net Decrease ............................................................     (2,401,527,796)      (1,298,532,548)
                                                                               ---------------      ---------------
Distributions to Shareholders from Net Realized Gain:
Class A shares ............................................................         (5,231,763)         (54,348,877)
Class B shares ............................................................       (122,038,907)      (1,440,611,682)
Class C shares ............................................................         (4,446,126)         (48,769,136)
Class D shares ............................................................         (7,562,708)         (76,095,238)
                                                                               ---------------      ---------------
  Total Distributions .....................................................       (139,279,504)      (1,619,824,933)
                                                                               ---------------      ---------------
Net increase (decrease) from transactions in shares of beneficial interest        (309,113,545)       3,124,129,889
                                                                               ---------------      ---------------
  Net Increase (Decrease) .................................................     (2,849,920,845)         205,772,408
Net Assets:
Beginning of period .......................................................     11,466,674,359       11,260,901,951
                                                                               ---------------      ---------------
  End of Period
  (Including accumulated undistributed net investment income of $5,041,946
  and a net investment loss of $134,794, respectively).....................    $ 8,616,753,514      $11,466,674,359
                                                                               ===============      ===============

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley American Opportunities Fund (the "Fund"), formerly Morgan Stanley Dean Witter American Opportunities Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at

Morgan Stanley American Opportunities Fund
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) continued


amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or Federal Agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for

Morgan Stanley American Opportunities Fund
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) continued


federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.425% to the portion of daily net assets in excess of $4.5 billion.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net

Morgan Stanley American Opportunities Fund
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) continued


assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $134,374,327 at June 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 1.0%, respectively.

The Distributor has informed the Fund that for six months ended June 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,449, $6,062,456 and $60,992, respectively and received $296,597 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2001, aggregated $17,087,600,711 and $16,712,431,691, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,026,593,722 and $728,860,211, respectively.

For the six months ended June 30, 2001, the Fund incurred $287,447 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley American Opportunities Fund
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) continued


For the six months ended June 30, 2001, the Fund incurred brokerage commissions of $3,021,029 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At June 30, 2001, the Fund's receivables for securities sold included unsettled trades with Morgan Stanley & Co., Inc. of $38,068,172.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,599. At June 30, 2001, the Fund had an accrued pension liability of $52,348 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                                  FOR THE SIX                        FOR THE YEAR
                                                 MONTHS ENDED                            ENDED
                                                 JUNE 30, 2001                     DECEMBER 31, 2000
                                        --------------------------------    --------------------------------
                                                    (unaudited)
                                             SHARES           AMOUNT             SHARES           AMOUNT
                                        ---------------  ---------------    ---------------  ---------------
CLASS A SHARES
Sold ..................................     2,239,685    $    64,274,123        7,366,837    $   311,162,587
Reinvestment of distributions .........       194,773          5,130,332        1,600,023         53,414,533
Redeemed ..............................    (1,596,647)       (45,363,973)      (4,255,445)      (174,811,614)
                                           ----------    ---------------       ----------    ---------------
Net increase - Class A ................       837,811         24,040,482        4,711,415        189,765,506
                                           ----------    ---------------       ----------    ---------------
CLASS B SHARES
Sold ..................................    18,960,797        534,154,478       68,693,118      2,873,958,776
Reinvestment of distributions .........     4,465,141        114,173,618       41,181,200      1,343,564,736
Redeemed ..............................   (37,304,683)    (1,030,916,292)     (45,345,785)    (1,853,040,926)
                                           ----------    ---------------       ----------    ---------------
Net increase (decrease) - Class B .....   (13,878,745)      (382,588,196)      64,528,533      2,364,482,586
                                           ----------    ---------------       ----------    ---------------
CLASS C SHARES
Sold ..................................     1,425,217         39,893,084        5,276,343        217,852,042
Reinvestment of distributions .........       170,442          4,310,465        1,463,696         47,183,194
Redeemed ..............................    (1,540,834)       (42,393,857)      (1,861,510)       (74,965,499)
                                           ----------    ---------------       ----------    ---------------
Net increase - Class C ................        54,825          1,809,692        4,878,529        190,069,737
                                           ----------    ---------------       ----------    ---------------
CLASS D SHARES
Sold ..................................     3,996,718        116,242,038        9,663,419        410,079,356
Reinvestment of distributions .........       267,623          7,134,825        2,147,959         72,336,829
Redeemed ..............................    (2,661,738)       (75,752,386)      (2,464,696)      (102,604,125)
                                           ----------    ---------------       ----------    ---------------
Net increase - Class D ................     1,602,603         47,624,477        9,346,682        379,812,060
                                           ----------    ---------------       ----------    ---------------
Net increase (decrease) in Fund .......   (11,383,506)   $  (309,113,545)      83,465,159    $ 3,124,129,889
                                           ==========    ===============       ==========    ===============

Morgan Stanley American Opportunities Fund
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) continued


6. Federal Income Tax Status

Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $136,160,000 and $87,000, respectively during fiscal 2000.

As of December 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales.


7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At June 30, 2001, the Fund had no outstanding futures or forward contracts.

Morgan Stanley American Opportunities Fund
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                                 FOR THE PERIOD
                                                      FOR THE SIX          FOR THE YEAR ENDED DECEMBER 31,       JULY 28, 1997*
                                                      MONTHS ENDED     --------------------------------------        THROUGH
                                                     JUNE 30, 2001         2000         1999         1998       DECEMBER 31, 1997
                                                   ------------------  ------------  -----------  -----------   -----------------
                                                      (unaudited)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period .............      $33.77           $43.35        $33.16       $29.59           $31.87
                                                        ------           ------        ------       ------           ------
Income (loss) from investment operations:
 Net investment income ...........................        0.12             0.16          0.10         0.15             0.05
 Net realized and unrealized gain (loss) .........       (7.13)           (4.40)        14.80         8.71             2.32
                                                        ------           ------        ------       ------           ------
Total income (loss) from investment operations ...       (7.01)           (4.24)        14.90         8.86             2.37
                                                        ------           ------        ------       ------           ------
Less distributions from net realized gain ........       (0.42)           (5.34)        (4.71)       (5.29)           (4.65)
                                                        ------           ------        ------       ------           ------
Net asset value, end of period ...................      $26.34           $33.77        $43.35       $33.16           $29.59
                                                        ======           ======        ======       ======           ======
Total Return+ ....................................      (20.76)%(1)       (9.51)%       46.94%       31.78%            7.70%(1)
Ratios to Average Net Assets:
Expenses .........................................        0.75 %(2)(3)     0.80 %(3)     0.81%(3)     0.86%(3)         0.92%(2)
Net investment income ............................        0.87 %(2)(3)     0.37 %(3)     0.28%(3)     0.43%(3)         0.38%(2)
Supplemental Data:
Net assets, end of period, in thousands ..........    $332,404         $397,887      $306,542     $116,894          $15,844
Portfolio turnover rate ..........................         207 %(1)         425 %         378%         321%             275%

-----------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
FINANCIAL HIGHLIGHTS continued


                                                FOR THE SIX                           FOR THE YEAR ENDED DECEMBER 31,
                                                MONTHS ENDED     ------------------------------------------------------------------
                                              JUNE 30, 2001++       2000++         1999++         1998++        1997*++      1996
                                              ---------------    ------------    ----------     ----------    ----------   --------
                                                (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ........     $32.94            $42.63         $32.85         $29.51        $27.01      $27.16
                                                  ------            ------         ------         ------        ------      ------
Income (loss) from investment operations:
  Net investment loss .......................         -              (0.05)         (0.09)         (0.03)        (0.10)      (0.08)
  Net realized and unrealized gain (loss)....      (6.95)            (4.30)         14.58           8.66          8.34        2.86
                                                  ------            ------         ------         ------        ------      ------
Total income (loss) from investment
 operations .................................      (6.95)            (4.35)         14.49           8.63          8.24        2.78
                                                  ------            ------         ------         ------        ------      ------
Less dividends and distributions from:
 Net investment income ......................          -                 -              -              -             -       (0.01)
 Net realized gain ..........................      (0.42)            (5.34)         (4.71)         (5.29)        (5.74)      (2.92)
                                                  ------            ------         ------         ------        ------      ------
Total dividends and distributions ...........      (0.42)            (5.34)         (4.71)         (5.29)        (5.74)      (2.93)
                                                  ------            ------         ------         ------        ------      ------
Net asset value, end of period ..............     $25.57            $32.94         $42.63         $32.85        $29.51      $27.01
                                                  ======            ======         ======         ======        ======      ======
Total Return+ ...............................     (21.10)%(1)        (9.93)%        46.12 %        31.07 %       31.55 %     10.53 %
Ratios to Average Net Assets:
Expenses ....................................       1.60 %(2)(3)      1.28 %(3)      1.33 %(3)      1.39 %(3)     1.46 %      1.53 %
Net investment income (loss) ................       0.02 %(2)(3)     (0.11)%(3)     (0.24)%(3)     (0.10)%(3)    (0.34)%     (0.33)%
Supplemental Data:
Net assets, end of period, in millions ......     $7,526           $10,151        $10,389         $5,750        $4,078      $3,099
Portfolio turnover rate .....................        207 %(1)          425 %          378 %          321 %         275 %       279 %

------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
Financial Highlights continued


                                                                                                                    FOR THE PERIOD
                                                    FOR THE SIX              FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                                    MONTHS ENDED        ----------------------------------------        THROUGH
                                                   JUNE 30, 2001           2000           1999          1998       DECEMBER 31, 1997
                                                  ---------------       -----------    ----------    -----------   -----------------
                                                    (unaudited)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period .............     $ 32.58           $ 42.35        $ 32.74        $29.49           $31.87
                                                       -------           -------        -------        ------           ------
Income (loss) from investment operations:
  Net investment loss ............................          -              (0.15)         (0.18)        (0.10)           (0.05)
  Net realized and unrealized gain (loss) ........      (6.87)             (4.28)         14.50          8.64             2.32
                                                       -------           -------        -------        ------           ------
Total income (loss) from investment operations ...      (6.87)             (4.43)         14.32          8.54             2.27
                                                       -------           -------        -------        ------           ------
Less distributions from net realized gain ........      (0.42)             (5.34)         (4.71)        (5.29)           (4.65)
                                                       -------           -------        -------        ------           ------
Net asset value, end of period ...................     $ 25.29           $ 32.58        $ 42.35        $32.74           $29.49
                                                       =======           =======        =======        ======           ======
Total Return+ ....................................      (21.11)%(1)       (10.17)%        45.75 %       30.78 %           7.39 %(1)
Ratios to Average Net Assets:
Expenses .........................................        1.60 %(2)(3)      1.55 %(3)     1.59 %(3)      1.61 %(3)        1.66 %(2)
Net investment income (loss) .....................        0.02 %(2)(3)     (0.38)%(3)    (0.50)%(3)     (0.32)%(3)       (0.36)%(2)
Supplemental Data:
Net assets, end of period, in thousands ..........    $271,635          $348,180        $245,942      $60,861          $12,204
Portfolio turnover rate ..........................         207 %(1)          425 %           378 %        321 %            275 %

------------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley American Opportunities Fund
Financial Highlights continued


                                                                                                                   FOR THE PERIOD
                                                      FOR THE SIX           FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                                      MONTHS ENDED      ---------------------------------------        THROUGH
                                                     JUNE 30, 2001         2000          1999          1998       DECEMBER 31, 1997
                                                   -----------------    -----------   ----------    -----------   -----------------
                                                      (unaudited)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period .............       $34.15           $43.66        $33.31        $29.63          $31.87
                                                         ------           ------        ------        ------          ------
Income (loss) from investment operations:
 Net investment income ...........................         0.15             0.28          0.18          0.24            0.07
 Net realized and unrealized gain (loss) .........        (7.22)           (4.45)        14.88          8.73            2.34
                                                         ------           ------        ------        ------          ------
Total income (loss) from investment operations ...        (7.07)           (4.17)        15.06          8.97            2.41
                                                         ------           ------        ------        ------          ------
Less distributions from net realized gain ........        (0.42)           (5.34)        (4.71)        (5.29)          (4.65)
                                                         ------           ------        ------        ------          ------
Net asset value, end of period ...................       $26.66           $34.15        $43.66        $33.31          $29.63
                                                         ======           ======        ======        ======          ======
Total Return+ ...................................        (20.70)%(1)       (9.28)%       47.22%        32.12%           7.83%(1)
Ratios to Average Net Assets:
Expenses .........................................         0.60 %(2)(3)     0.55 %(3)     0.59%(3)      0.61%(3)        0.64%(2)
Net investment income ............................         1.02 %(2)(3)     0.62 %(3)     0.50%(3)      0.68%(3)        0.50%(2)
Supplemental Data:
Net assets, end of period, in thousands ..........     $487,097         $569,203      $319,692      $135,022         $49,772
Portfolio turnover rate ..........................          207 %(1)         425 %         378%          321%            275%

------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


MORGAN STANLEY


[GRAPHIC OMITTED]


MORGAN STANLEY
AMERICAN
OPPORTUNITIES FUND







SEMIANNUAL REPORT
June 30, 2001

--------------------------